Financial Assets and financial liabilities - Summary of income, expenses, gains and losses (Detail) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 03, 2018	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Interest income	$ 239	$ 2,532	$ 3,770	$ 166
Interest expense	(23)	(15,746)	(34,163)	(18)
Foreign currency exchange difference, net	(995)	3,005	(2,991)	(1,506)
Results from financial instruments at fair value	69			1,206
Changes in the fair value of Warrants		(8,860)	6,840
Changes in the fair value of government bonds and mutual funds			(10)
Changes in the fair value of the financial assets			873
Cost of early settlements of borrowings and amortized cost		(14,474)	(2,076)
Interest expense leases			1,561
Effect on discount on assets and liabilities at present value		(2,743)
Unwinding of discount on asset retirement obligation	(233)	(897)	(1,723)	(815)
Other		(366)	(67)
Other				679
Financial results, net	(943)	(36,134)	(31,108)	(288)
Financial assets/liabilities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Interest income	239	2,532	3,770	166
Interest expense	(23)	(15,746)	(34,163)	(18)
Foreign currency exchange difference, net	(995)	3,005	(2,991)	(1,506)
Cost of early settlements of borrowings and amortized cost		(14,474)	(2,076)
Interest expense leases			(1,561)
Effect on discount on assets and liabilities at present value		(2,743)	(10)
Unwinding of discount on asset retirement obligation	(233)	(897)	(1,723)	(815)
Other		(366)	(67)
Other				679
Financial results, net	(1,012)	(28,689)	(38,821)	(1,494)
Financial assets/liabilities at FVTPL [member]
Disclosure of detailed information about financial instruments [line items]
Results from financial instruments at fair value	69			1,206
Changes in the fair value of Warrants			6,840
Changes in the fair value of government bonds and mutual funds			0
Changes in the fair value of the financial assets			873
Interest expense leases			0
Financial results, net	$ 69	$ (8,860)	$ 7,713	$ 1,206